Use of Estimates and Assumptions	9 Months Ended
Sep. 30, 2012
Use of Estimates and Assumptions
Use of Estimates and Assumptions

5.                          Use of Estimates and Assumptions

The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).  This requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the period.  Accordingly, actual results could differ from those estimates and assumptions.